Summary of Significant Accounting Policies - Schedule of Revenue by Geographic Region (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 39,735	$ 28,264	$ 109,225	$ 81,083	$ 112,103	$ 91,867
Americas - U.S.
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	31,483	22,842	87,099	66,022	91,057	75,025
Americas - other
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	1,422	949	3,827	2,722	3,761	3,000
EMEA
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	3,180	1,899	8,493	5,260	7,370	6,123
APAC
Revenues From External Customers And Long Lived Assets [Line Items]
Total revenue	$ 3,650	$ 2,574	$ 9,806	$ 7,079	$ 9,915	$ 7,719